Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6. PROPERTY AND EQUIPMENT
At June 30, 2022 and December 31, 2021, property and equipment consist of:

	June 30, 2022	December 31, 2021
Machinery and equipment	$1,932,000	$1,804,000
Computer, software and related equipment	1,077,000	700,000
Office furniture and equipment	249,000	667,000
Building and improvements	1,225,000	1,338,000

	4,483,000	4,509,000
Accumulated depreciation and amortization	(2,621,000)	(2,457,000)

Property and equipment, net	$1,862,000	$2,052,000

Depreciation and amortization expense related to property and equipment was $219,000 and 128,000 for the three months ended June 30, 2022 and 2021, respectively, and $360,000 and $237,000 for the six months ended June 30, 2022 and 2021, respectively.

7. PROPERTY AND EQUIPMENT
At December 31, 2021 and 2020, property and equipment consist of:

	December 31,
	2021	2020
Machinery and equipment	$1,804,000	$1,190,000
Computer, software and related equipment	700,000	473,000
Office furniture and equipment	667,000	621,00
Leasehold improvements	1,338,000	1,263,000

	4,509,000	3,547,000
Less: accumulated depreciation and amortization	(2,457,000)	(1,953,000)

Property and equipment, net	$2,052,000	$1,594,000

Depreciation and amortization expense related to property and equipment was $0.5 million and $0.3 million for the years ended December 31, 2021 and 2020, respectively.